Significant accounting policies (FY) (Tables)	12 Months Ended
Jul. 31, 2024
DevvStream Holdings, Inc. [Member]
Significant Accounting Policies [Abstract]
Estimated Useful Life	Equipment is stated at cost and depreciated using the straight-line method over the estimated useful life of the asset using the following annual rates:

Computer equipment	3 years